Offerings	Oct. 29, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Fee Rate	0.01531%
Offering Note	(a) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment. (b) An indeterminate number and amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement, and may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01531%
Offering Note	See footnote 1(a) and 1(b).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See footnote 1(a) and 1(b).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	See footnote 1(a) and 1(b).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See footnote 1(a) and 1(b).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See footnote 1(a) and 1(b).